Share-Based Compensation (Details) - Schedule of Total Share-Based Compensation Expense to Equity-Based Awards - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation (Details) - Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	$ 1,139	$ 1,602	$ 2,757
Research and development expenses [Member]
Share-Based Compensation (Details) - Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	107	100	323
Marketing, general and administrative expenses [Member]
Share-Based Compensation (Details) - Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	$ 1,032	$ 1,502	$ 2,434